Trade Accounts Receivables Factoring Agreement (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts Notes And Loans Receivable [Line Items]
Trade receivables	$ 48,278	$ (84,843)	$ (70,342)
Servicing fees	1,738	342	0
Factoring Agreement
Accounts Notes And Loans Receivable [Line Items]
Trade receivables	761,194
Servicing fees	$ 1,738